Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: August 11, 2021

Payment Date	8/16/2021
Collection Period Start	7/1/2021
Collection Period End	7/31/2021
Interest Period Start	7/15/2021
Interest Period End	8/15/2021

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$71,176,741.24	$31,922,772.82	$39,253,968.42	0.082640	Jun-23
Class A-3 Notes	$441,000,000.00	$—	$441,000,000.00	1.000000	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$675,660,741.24	$31,922,772.82	$643,737,968.42

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$679,051,951.83	$647,129,179.01	0.477064
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$679,051,951.83	$647,129,179.01
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$71,176,741.24	1.64000%	30/360	$97,274.88
Class A-3 Notes	$441,000,000.00	1.60000%	30/360	$588,000.00
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$675,660,741.24			$919,887.77

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$679,051,951.83	$647,129,179.01
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$679,051,951.83	$647,129,179.01
Number of Receivable Outstanding	46,967	45,857
Weight Average Contract Rate	4.58%	4.58%
Weighted Average Remaining Term (months)	44	43

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,621,785.47
Principal Collections	$31,819,733.36
Liquidation Proceeds	$122,256.24
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$34,563,775.07
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$34,563,775.07

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$565,876.63	$565,876.63	$—	$—	$33,997,898.44
Interest - Class A-1 Notes	$—	$—	$—	$—	$33,997,898.44
Interest - Class A-2 Notes	$97,274.88	$97,274.88	$—	$—	$33,900,623.56
Interest - Class A-3 Notes	$588,000.00	$588,000.00	$—	$—	$33,312,623.56
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$33,145,833.81
First Allocation of Principal	$—	$—	$—	$—	$33,145,833.81
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$33,125,599.35
Second Allocation of Principal	$1,402,562.23	$1,402,562.23	$—	$—	$31,723,037.12
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$31,700,654.87
Third Allocation of Principal	$13,565,000.00	$13,565,000.00	$—	$—	$18,135,654.87
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$18,110,448.44
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,546,448.44
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,546,448.44
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$1,155,237.85
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,155,237.85
Remaining Funds to Certificates	$1,155,237.85	$1,155,237.85	$—	$—	$—
Total	$34,563,775.07	$34,563,775.07	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$679,051,951.83	$647,129,179.01
Note Balance	$675,660,741.24	$643,737,968.42
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	9	$103,039.46
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	64	$122,256.24
Monthly Net Losses (Liquidation Proceeds)			$(19,216.78)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.26)%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.05%
Current Collection Period			(0.03)%
Four-Month Average Net Loss Ratio			(0.02)%
Cumulative Net Losses for All Periods			$1,196,672.16
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.11%	49	$701,626.06
60-89 Days Delinquent	0.05%	17	$303,827.90
90-119 Days Delinquent	0.00%	1	$20,321.16
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.16%	67	$1,025,775.12

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	1	$13,993.11
Total Repossessed Inventory	3	$34,079.94

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	18	$324,149.06
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.03%
Second Preceding Collection Period		0.03%
Preceding Collection Period		0.04%
Current Collection Period		0.05%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.55	0.09%	29	0.06%